Leases - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Tenant improvement allowance	$ 2,000
Operating Leases, Total minimum lease payments	8,800
Operating lease cost	$ 600
Principal payment realated to finance lease		$ 9,000	$ 8,000
Weighted average remaining lease term, Finance leases		6 months
Weighted average discount rate, Finance leases		10.60%
Standby Letters of Credit
Lessee, Lease, Description [Line Items]
Letter of credit issued in lieu of a cash security deposit		$ 200